Financial instruments by category (Details 2) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016
Disclosure of financial liabilities [line items]
Interest income		$ 740		$ 704	$ 619
Interest expense		(7,745)		(6,092)	(2,330)
Foreign exchange (losses) / gains, net		(9,864)		(1,075)	(2,047)
Dividend income		82		68	72
Fair value gain on financial assets at fair value through profit or loss		426	[1]	2,928	(1,445)
Loss on debt swap		(2,228)
Capitalized finance costs		74		3
(Loss) / Gain on derivative financial instruments, net		170		112	927
Other finance costs		(356)		(743)	(621)
Fair value loss on associates	[2]				79
Net (loss) / income	[1]	(18,701)		(4,095)	(4,746)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Disclosure of financial liabilities [line items]
Interest income		740		704	619
Interest expense		(7,745)		(6,092)	(2,307)
Foreign exchange (losses) / gains, net		(9,864)		(1,079)	(2,053)
Dividend income		40		33
Fair value gain on financial assets at fair value through profit or loss			[1]
Loss on debt swap		(2,228)
Capitalized finance costs		74		3
(Loss) / Gain on derivative financial instruments, net		1		(46)
Other finance costs		(356)		(743)	(515)
Fair value loss on associates	[2]
Net (loss) / income	[1]	(19,338)		(7,220)	(4,256)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial liabilities [line items]
Interest income
Interest expense					(23)
Foreign exchange (losses) / gains, net				4	6
Dividend income		42		35	72
Fair value gain on financial assets at fair value through profit or loss		426	[1]	2,928	(1,445)
Loss on debt swap
Capitalized finance costs
(Loss) / Gain on derivative financial instruments, net		169		158	927
Other finance costs					(106)
Fair value loss on associates	[2]				79
Net (loss) / income	[1]	$ 637		$ 3,125	$ (490)

[1]	Included within "Financial results, net" in the Statements of Income.
[2]	Included in "Share of profit / (loss) of associates and joint ventures" in the Statement of Income.